CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data	Total	Comprehensive Income (Loss)	Common Stock Voting	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Items, Net	Noncontrolling Interests
Balance, as adjusted (see Note 2.a.) at Dec. 31, 2007	$ 1,816,769		$ 2,007	$ 1,209,512	$ 522,100	$ 74,061	$ 9,089
Balance (in shares) at Dec. 31, 2007			200,693,217
Increase (Decrease) in Stockholders' Equity
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation, including tax benefit of $2,252, $5,532 and $5,112 for the period 2010, 2009 and 2008, respectively	40,564		12	40,552
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)			1,238,115
Comprehensive Income (Loss):
Currency translation adjustment	(115,619)	(115,619)				(114,613)	(1,006)
Market value adjustments for securities, net of tax	(663)	(663)				(663)
Net income (loss)	81,943	81,943			82,037		(94)
Comprehensive Income (Loss)	(34,339)	(34,339)
Noncontrolling interests equity contributions	1,370						1,370
Noncontrolling interests dividends	(1,321)						(1,321)
Parent purchase of noncontrolling interests	(4,490)						(4,490)
Balance, as adjusted (see Note 2.a.) at Dec. 31, 2008	1,818,553		2,019	1,250,064	604,137	(41,215)	3,548
Balance (in shares) at Dec. 31, 2008			201,931,332
Increase (Decrease) in Stockholders' Equity
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation, including tax benefit of $2,252, $5,532 and $5,112 for the period 2010, 2009 and 2008, respectively	48,609		16	48,593
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)			1,615,425
Comprehensive Income (Loss):
Currency translation adjustment	69,455	69,455				68,876	579
Net income (loss)	222,306	222,306			220,877		1,429
Comprehensive Income (Loss)	291,761	291,761
Noncontrolling interests equity contributions	578						578
Noncontrolling interests dividends	(2,030)						(2,030)
Balance, as adjusted (see Note 2.a.) at Dec. 31, 2009	2,157,471		2,035	1,298,657	825,014	27,661	4,104
Balance (in shares) at Dec. 31, 2009	203,546,757		203,546,757
Increase (Decrease) in Stockholders' Equity
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation, including tax benefit of $2,252, $5,532 and $5,112 for the period 2010, 2009 and 2008, respectively	39,530		13	39,517
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)			1,281,332
Stock options issued in connection with acquisition	1,997			1,997
Stock repurchases	(111,563)		(47)	(111,516)
Stock repurchases (in shares)			(4,764,023)
Parent cash dividends declared (See Note 13)	(75,407)				(75,407)
Comprehensive Income (Loss):
Currency translation adjustment	2,288	2,288				1,821	467
Net income (loss)	(48,992)	(48,992)			(53,900)		4,908
Comprehensive Income (Loss)	(46,704)	(46,704)
Noncontrolling interests dividends	(2,062)						(2,062)
Balance, as adjusted (see Note 2.a.) at Dec. 31, 2010	$ 1,963,262		$ 2,001	$ 1,228,655	$ 695,707	$ 29,482	$ 7,417
Balance (in shares) at Dec. 31, 2010	200,064,066		200,064,066